6. Derivative Liabilities: Schedule of Derivative Assets at Fair Value (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Convertible Notes Warrants
Derivative Liability, Current	$ 1,680,361	$ 1,423,650	$ 480,952
Derivative Liability, Fair Value, Gross Liability		233,597	1,155,660
Transferred to equity upon conversion of the notes			(1,538,934)
Change in Fair Value of Derivatives		23,114	1,325,972
Broker Warrants
Derivative Liability, Current	144,221	87,708	80,268
Derivative Liability, Fair Value, Gross Liability		104,627
Change in Fair Value of Derivatives		(48,114)	7,440
Private Placement Investor Warrants
Derivative Liability, Current	339,302
Derivative Liability, Fair Value, Gross Liability		339,308
Change in Fair Value of Derivatives		(6)
Total
Derivative Liability, Current	$ 2,163,884	1,511,358	561,220
Derivative Liability, Fair Value, Gross Liability		677,532	1,155,660
Transferred to equity upon conversion of the notes			(1,538,934)
Change in Fair Value of Derivatives		$ (25,006)	$ 1,333,412